Stock Incentive Plans (Details Textuals 1) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2015	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares purchase	1,039,000
Grants	$ 1.07
Board of directors | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares purchase			152,000	80,000
Grants			$ 0.635	$ 0.63